Shareholder's Equity - Authorized Share Capital (Details) - shares	Dec. 31, 2022	Apr. 13, 2022	Apr. 12, 2022	Dec. 31, 2021
Shareholder's Equity
Number of outstanding common shares	35,185,977	31,000,000	562,000,000	30,974,853